Retirement Benefit and Other Post-retirement Obligations - Summary of Principal Assumptions Used for UK Group Plan and US PRMB (Detail)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
UK Group plan [member]
Disclosure of defined benefit plans [line items]
Inflation	2.80%	3.10%	3.00%
Rate used to discount plan liabilities	5.50%	5.50%	4.60%
Expected rate of increase in salaries	3.30%	3.60%	3.50%
Other plans [member]
Disclosure of defined benefit plans [line items]
Inflation	2.00%	2.00%	2.00%
Rate used to discount plan liabilities	4.90%	5.10%	4.90%
Expected rate of increase in salaries	2.50%	2.50%	2.50%
Expected rate of increase for pensions in payment and deferred pensions	0.00%	0.00%	0.00%
PRMB [member]
Disclosure of defined benefit plans [line items]
Inflation	0.00%	0.00%	0.00%
Rate used to discount plan liabilities	4.90%	5.40%	5.00%
Expected rate of increase in salaries	0.00%	0.00%	0.00%
Expected rate of increase for pensions in payment and deferred pensions	0.00%	0.00%	0.00%
Bottom of range [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Expected rate of increase for pensions in payment and deferred pensions	1.70%	1.85%	1.75%
Top of range [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Expected rate of increase for pensions in payment and deferred pensions	5.10%	5.15%	5.10%
Initial rate of increase in healthcare rate [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	0.00%	0.00%	0.00%
Initial rate of increase in healthcare rate [member] | Other plans [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	0.00%	0.00%	0.00%
Initial rate of increase in healthcare rate [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	6.80%	7.00%	6.50%
Ultimate rate of increase in healthcare rate [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	0.00%	0.00%	0.00%
Ultimate rate of increase in healthcare rate [member] | Other plans [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	0.00%	0.00%	0.00%
Ultimate rate of increase in healthcare rate [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	5.00%	5.00%	5.00%